Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.15350%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,677,201.13

Principal:
Principal Collections	$21,377,289.76
Prepayments in Full	$11,375,737.23
Liquidation Proceeds	$218,009.53
Recoveries	$16,908.23
Sub Total	$32,987,944.75
Collections	$35,665,145.88

Purchase Amounts:
Purchase Amounts Related to Principal	$53,593.84
Purchase Amounts Related to Interest	$96.78
Sub Total	$53,690.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,718,836.50

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,718,836.50
Servicing Fee	$829,089.85	$829,089.85	$0.00	$0.00	$34,889,746.65
Interest - Class A-1 Notes	$113,803.47	$113,803.47	$0.00	$0.00	$34,775,943.18
Interest - Class A-2a Notes	$430,833.33	$430,833.33	$0.00	$0.00	$34,345,109.85
Interest - Class A-2b Notes	$233,691.84	$233,691.84	$0.00	$0.00	$34,111,418.01
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$33,468,323.18
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$33,272,285.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,272,285.85
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$33,209,125.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,209,125.85
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$33,163,846.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,163,846.85
Regular Principal Payment	$55,374,678.86	$33,163,846.85	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,718,836.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,163,846.85
Total					$33,163,846.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$33,163,846.85	$163.37	$113,803.47	$0.56	$33,277,650.32	$163.93
Class A-2a Notes	$0.00	$0.00	$430,833.33	$1.96	$430,833.33	$1.96
Class A-2b Notes	$0.00	$0.00	$233,691.84	$1.85	$233,691.84	$1.85
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$33,163,846.85	$31.50	$1,725,899.80	$1.64	$34,889,746.65	$33.14

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$55,374,678.86	0.2727817	$22,210,832.01	0.1094130
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$126,020,000.00	1.0000000	$126,020,000.00	1.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$905,114,678.86	0.8597704	$871,950,832.01	0.8282680

Pool Information
Weighted Average APR	3.221%	3.201%
Weighted Average Remaining Term	53.22	52.40
Number of Receivables Outstanding	36,733	35,944
Pool Balance	$994,907,824.92	$961,592,226.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$917,056,215.73	$886,475,326.58
Pool Factor	0.8711469	0.8419756

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$75,116,900.32
Targeted Overcollateralization Amount	$107,964,283.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,641,394.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$290,967.66
(Recoveries)		7	$16,908.23
Net Loss for Current Collection Period			$274,059.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3306%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0157%
Second Prior Collection Period			0.1902%
Prior Collection Period			0.3540%
Current Collection Period			0.3362%
Four Month Average (Current and Prior Three Collection Periods)			0.2240%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		276	$771,857.76
(Cumulative Recoveries)			$19,484.59
Cumulative Net Loss for All Collection Periods			$752,373.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0659%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,796.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,725.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	243	$6,605,779.16
61-90 Days Delinquent	0.11%	31	$1,048,218.29
91-120 Days Delinquent	0.01%	4	$111,647.03
Over 120 Days Delinquent	0.00%	1	$16,487.67
Total Delinquent Receivables	0.81%	279	$7,782,132.15

Repossession Inventory:
Repossessed in the Current Collection Period		19	$405,159.30
Total Repossessed Inventory		29	$711,915.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0667%
Prior Collection Period			0.0408%
Current Collection Period			0.1002%
Three Month Average			0.0692%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1223%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer